Related party transactions - Related party balance sheet (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 01, 2018	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2019 USD ($)	Aug. 31, 2021 vessel	Dec. 31, 2020 USD ($) vessel
Disclosure of transactions between related parties [line items]
Net proceeds from private placement of common stock				$ 50,000
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels | vessel			0		9	0
Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses			$ 36,216			$ 26,697
Scorpio Pools
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool			6 months
Scorpio Pools | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses			$ 36,216			26,413
Working capital contributions to Scorpio Group Pools			73,161			73,161
Accounts payable and accrued expenses			2,548			945
Working capital contributions, related parties						1,100
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses			3,426			4,259
Accounts payable and accrued expenses			9,844			935
Scorpio Commercial Management S.A.M. | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses			0			284
Accounts payable and accrued expenses			25			58
Commission on gross revenue, per charter fixture	0.85%
Amounts due to a port agent - related party | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses			674			355
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses			1,888			404
Scorpio Services Holding Limited (SSH) | Related parties | Private placement
Disclosure of transactions between related parties [line items]
Net proceeds from private placement of common stock		$ 15,000
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses			2,379			3,597
Working capital contributions to Scorpio Group Pools			5,661			5,661
Scorpio MR Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses			16,414			9,751
Working capital contributions to Scorpio Group Pools			$ 25,200			$ 25,200